Fair value - Summary of fair value measurement of assets and liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	S/ 23,071,703	S/ 19,678,194
Total financial assets	23,406,088	20,000,619
Derivatives payable [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	145,395	297,038
Financial investments, Derivatives receivable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	158,101	515,800
Accrued interest [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	334,385	322,425
Financial investments, At fair value through profit or loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,556,540	1,932,993
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	20,912,184	16,716,517
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	444,878	512,884
Level 1 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	12,506,391	10,839,722
Level 1 [member] | Financial investments, At fair value through profit or loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	329,609	428,739
Level 1 [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	11,779,535	9,946,427
Level 1 [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	397,247	464,556
Level 2 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	9,645,446	7,860,637
Level 2 [member] | Derivatives payable [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	145,395	297,038
Level 2 [member] | Financial investments, Derivatives receivable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	158,101	515,800
Level 2 [member] | Financial investments, At fair value through profit or loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	344,155	564,559
Level 2 [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	9,132,649	6,770,090
Level 2 [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10,541	10,188
Level 3 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	919,866	977,835	S/ 1,133,763
Level 3 [member] | Financial investments, At fair value through profit or loss [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	882,776	939,695
Level 3 [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	S/ 37,090	S/ 38,140